Earnings per share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings per share
Schedule of reconciliation of basic and fully diluted earnings per share
Reconciliation of basic and fully diluted earnings per share in € THOUS, except share and per share data
	2018	2017	2016
Numerators:
Net income attributable to shareholders of FMC-AG & Co. KGaA	1.981.924	1.279.788	1.143.980
Denominators:
Weighted average number of shares outstanding	306.541.706	306.563.400	305.748.381
Potentially dilutive shares	684.681	719.912	580.313
Basic earnings per share	6,47	4,17	3,74
Fully diluted earnings per share	6,45	4,16	3,73